Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Responsible International Dividend Fund
Supplement dated April 10, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Responsible International Dividend Fund (the “Fund”), has approved, changing the Fund’s name and the Fund’s principal investment strategies to reflect that portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. Instead, as part of its investment process, the Fund’s portfolio management will consider environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors (the “Repositioning”).
The Repositioning will be effective on or about June 24, 2025. At that time, the Fund’s prospectuses will be updated accordingly as follows:
1.	Fund Name Change. The Fund’s name will change to Janus Henderson International Dividend Fund.
2.	Principal Investment Strategy Change. The Fund’s principal investment strategies will be updated as follows:
a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities. The Fund generally invests in a core group of 40‑60 equity securities, including common stocks, preferred stocks, depository receipts, and other equity-related securities.
The Fund primarily invests in equity securities of companies that are economically tied to countries outside of the United States, including investments in emerging markets. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the company’s revenues are derived from one or more countries outside of the United States; or (iii) a majority of the company’s assets are located in one or more countries outside of the United States. The Fund’s investments may be in non‑U.S. currency or U.S. dollar-denominated.
In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on dividend-producing equity securities will tend to lead to investments in mid‑to‑large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, there is a change in business strategy or issuer-specific business outlook that affects the original investment case, or if a superior investment opportunity arises. The Fund will also consider selling a security if, in portfolio management’s opinion, the company’s business model no longer meets the investment criteria employed in managing the Fund.
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward currency contracts to offset risks associated with currency exposure.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
3.	Principal Investment Risks Change. The Fund’s principal investment risks will change as follows:
a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk.  There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s Prospectuses, the following risk factor is removed:
ESG Investment Risk
Please retain this Supplement with your records.

Janus Henderson Responsible International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Responsible International Dividend Fund
Supplement dated April 10, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Responsible International Dividend Fund (the “Fund”), has approved, changing the Fund’s name and the Fund’s principal investment strategies to reflect that portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. Instead, as part of its investment process, the Fund’s portfolio management will consider environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors (the “Repositioning”).
The Repositioning will be effective on or about June 24, 2025. At that time, the Fund’s prospectuses will be updated accordingly as follows:
1.	Fund Name Change. The Fund’s name will change to Janus Henderson International Dividend Fund.
2.	Principal Investment Strategy Change. The Fund’s principal investment strategies will be updated as follows:
a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities. The Fund generally invests in a core group of 40‑60 equity securities, including common stocks, preferred stocks, depository receipts, and other equity-related securities.
The Fund primarily invests in equity securities of companies that are economically tied to countries outside of the United States, including investments in emerging markets. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the company’s revenues are derived from one or more countries outside of the United States; or (iii) a majority of the company’s assets are located in one or more countries outside of the United States. The Fund’s investments may be in non‑U.S. currency or U.S. dollar-denominated.
In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on dividend-producing equity securities will tend to lead to investments in mid‑to‑large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, there is a change in business strategy or issuer-specific business outlook that affects the original investment case, or if a superior investment opportunity arises. The Fund will also consider selling a security if, in portfolio management’s opinion, the company’s business model no longer meets the investment criteria employed in managing the Fund.
The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward currency contracts to offset risks associated with currency exposure.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
3.	Principal Investment Risks Change. The Fund’s principal investment risks will change as follows:
a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk.  There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s Prospectuses, the following risk factor is removed:
ESG Investment Risk
Please retain this Supplement with your records.